Equity Incentive Plans (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended										12 Months Ended		3 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Contingent Events [Member]	Dec. 31, 2012 Stock Options [Member] Time-Based Vesting [Member]	Dec. 31, 2012 Stock Options [Member] Black-Scholes Model [Member]	Dec. 31, 2012 Stock Options [Member] Monte Carlo Simulation [Member]	Mar. 31, 2013 Restricted Stock Units [Member]	Mar. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Aug. 21, 2012 Restricted Stock Units [Member] Executive Officer [Member]	Aug. 21, 2012 Restricted Stock Units [Member] Director [Member]	Dec. 31, 2012 Warrants [Member]	Mar. 31, 2013 2006 Plan [Member]	Mar. 31, 2012 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member] Tranche 1 [Member]	Dec. 31, 2012 2006 Plan [Member] Tranche 2 [Member]	Jan. 31, 2009 2006 Plan [Member] Participation Units [Member]	May 25, 2007 2006 Plan [Member] Participation Units [Member]	Jun. 30, 2006 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2012 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2011 2006 Plan [Member] Participation Units [Member]	Dec. 31, 2010 2006 Plan [Member] Participation Units [Member]	Jan. 31, 2012 January 2012 Plan [Member] Restricted Stock Units [Member]	Dec. 31, 2012 January 2012 Plan [Member] Restricted Stock Units [Member]	Dec. 31, 2012 2012 Plan [Member]
Equity Incentive Plan
Service period																										15 years	15 years	10 years
Units granted																			250,000	45,000						200,000	200,000	600,000				233,500
Granted, FMV per unit																			$ 11	$ 11						$ 3.1725	$ 2.1245	$ 1.203
Deferred compensation expense			$ 1,160,000	$ 3,897,000	$ 1,415,000	$ 450,000																$ 0	$ 1,200,000						$ 3,300,000	$ 2,200,000	$ 500,000	$ 500,000
Deferred compensation liability		6,171,000		6,171,000																		6,000,000							6,000,000
Vesting period																																4 years
Recapture amount																																300,000,000
Common stock initially reserved for issuance																																		2,500,000
Potential annual increase in shares reserved																																		2,500,000
Potential annual increase in shares reserved, as a percent of shares outstanding																																		6.00%
Options granted				1,777,500
Assumed stock price appreciation																																		20.00%
Option vesting description																								two-thirds of the total grant vests 25 percent on each anniversary of the grant date for four years	one-third of the total grant vests 25 percent on each anniversary of the grant date, based both on the appreciation in the price of the Company's common stock by 20% annually
Options expected term							5 years 6 months	7 years	9 years 7 months 20 days
Stock based compensation		800,000	0						1,300,000	0	0					300,000	0	500,000															600,000
Unrecognized stock compensation related to unvested options									7,800,000			2,000,000	5,700,000					2,800,000
Unrecognized stock-based compensation expense, weighted-average recognition period									3 years 2 months 24 days												4 years 7 months 14 days
Weighted average grant-date fair value of options									$ 5.19					$ 5.56	$ 4.46
Weighted average exercise price of options outstanding		$ 11.07		$ 10.10																	$ 11.50
Stock price									$ 16.83									$ 16.83
Options outstanding		1,992,000		1,751,000					1,751,000							295,000		295,000			17,833,333
Intrinsic value of options outstanding									11,900,000									5,000,000
Total fair value of shares vested																		0
Fair value of options granted																		$ 3,300,000
Options exercisable																					17,485,495
Weighted average exercise price of exercisable options																					$ 11.50
Vested during the year									1,640,000
Vested during the year, Weighted Average Exercise Price									$ 10.5
Options vested, remaining contractual life									9 years 8 months 7 days
Price per share basic									$ 0.02
Warrant expiration date	May 12, 2013	Aug. 21, 2017																			Aug. 21, 2017